Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2022
Accounts and notes receivable, net
Accounts and notes receivable, net

6.Accounts and notes receivable, net

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable, net	12,494	51,381
Notes receivable	1,530	—
Accounts and notes receivable, net	14,024	51,381

The allowance for credit losses recorded as of December 31, 2021 and 2022 were RMB141 and RMB201.